Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 63,482	$ 59,397
Hercules Capital, Inc. | Tranche One
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 35,000